Insurance (Summary of Insurance Service Result) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance revenue	$ 7,737	$ 6,952
Insurance service expenses	6,089	6,647
Insurance service result before reinsurance contracts held	1,648	305
Net income (expense) from reinsurance contracts held	(172)	524
Insurance service result	$ 1,476	$ 829